Equity - Summary of equity (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share capital and share premium
Share capital	€ 39	€ 39	€ 39	€ 39
Share premium	17,089	17,078	17,050	17,006
Total share capital and share premium	17,128	17,117	17,088
Disclosure Of Financial Assets [Line Items]
Revaluation reserve: Cash flow hedge	1,450	1,208	604
Revaluation reserves: Credit liability	(117)	(114)	8
Revaluation reserve: Property in own use	221	253	204
Net defined benefit asset/liability remeasurement reserve	(307)	(336)	(394)
Currency translation reserve	(3,636)	(2,079)	(2,043)
Share of associates and joint ventures and other reserves	3,246	3,189	2,940
Treasury shares	(4)	(10)	(11)	(15)
Total other reserves	2,342	4,013	3,621
Retained earnings	32,149	29,866	28,339
Shareholders' equity (parent)	51,619	50,996	49,049
Non-controlling interests	1,022	893	803
Equity	52,640	51,889	49,851	€ 48,136
Debt Securities [member]
Disclosure Of Financial Assets [Line Items]
Revaluation reserves: financial assets	309	322	398
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Revaluation reserves: financial assets	€ 1,181	€ 1,580	€ 1,914